INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	$ 80,976	$ 1,502,821
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(1,194)	(89,206)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	2,739,797	1,785,690
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(364,126)	(329,398)
Debt Securities, Available-for-Sale, Unrealized Loss Position	2,820,773	3,288,511
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(365,320)	(418,604)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	1,128	36,214
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3	3,422
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	65,086	37,399
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	8,760	4,219
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	66,214	73,613
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	8,763	7,641
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0	2,383
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	(46)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	31,243	30,313
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(3,661)	(4,570)
Debt Securities, Available-for-Sale, Unrealized Loss Position	31,243	32,696
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(3,661)	(4,616)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	69,780	66,468
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(12,010)	(13,914)
Debt Securities, Available-for-Sale, Unrealized Loss Position	69,780	66,468
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(12,010)	(13,914)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	31,892	195,972
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(483)	(10,413)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	538,863	443,415
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(85,049)	(87,049)
Debt Securities, Available-for-Sale, Unrealized Loss Position	570,755	639,387
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(85,532)	(97,462)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1,772	440,207
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(11)	(18,823)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	495,451	175,530
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(35,900)	(28,551)
Debt Securities, Available-for-Sale, Unrealized Loss Position	497,223	615,737
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(35,911)	(47,374)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	17,656
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	2,197
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	28,298	13,593
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4,628	1,917
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	28,298	31,249
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	4,628	4,114
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	10,699	199,138
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(157)	(12,453)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	393,884	269,242
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(60,120)	(48,986)
Debt Securities, Available-for-Sale, Unrealized Loss Position	404,583	468,380
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(60,277)	(61,439)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	6,317
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	606
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	7,431	2,136
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	539	221
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	7,431	8,453
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	539	827
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	15,155	295,913
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(132)	(31,196)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	562,740	368,673
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(114,188)	(92,972)
Debt Securities, Available-for-Sale, Unrealized Loss Position	577,895	664,586
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(114,320)	(124,168)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	1,128	5,160
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3	201
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	1,488	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	212	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	2,616	5,160
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	215	201
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	6,853	250,946
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(15)	(9,410)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	542,029	422,090
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(39,798)	(51,565)
Debt Securities, Available-for-Sale, Unrealized Loss Position	548,882	673,036
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(39,813)	(60,975)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	0	0
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	0	0
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	0	0
Other securities
Investments, Unrealized Loss Position [Line Items]
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	14,605	118,262
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(396)	(6,865)
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	105,807	9,959
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(13,400)	(1,791)
Debt Securities, Available-for-Sale, Unrealized Loss Position	120,412	128,221
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(13,796)	(8,656)
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	0	7,081
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	418
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value	27,869	21,670
Debt Securities, Held-to-Maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	3,381	2,081
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Fair Value	27,869	28,751
Debt Securities, Held-to-Maturity, Unrealized Loss Position, Accumulated Loss	$ 3,381	$ 2,499